Condensed Financial Information of the Company - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares authorized	1,950,000,000
Series Seed 1 Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	0	7,281,000
Temporary equity, shares issued	0	7,281,000
Temporary equity, shares outstanding	0	7,281,000
Series Seed 2 Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	0	7,281,000
Temporary equity, shares issued	0	7,281,000
Temporary equity, shares outstanding	0	7,281,000
Series Seed 3 Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	0	1,456,200
Temporary equity, shares issued	0	1,456,200
Temporary equity, shares outstanding	0	1,456,200
Series A Redeemable Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	0	8,119,032
Temporary equity, shares issued	0	8,119,032
Temporary equity, shares outstanding	0	8,119,032
Series B Redeemable Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	0	12,152,247
Temporary equity, shares issued	0	11,172,291
Temporary equity, shares outstanding	0	11,172,291
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,904,577,337	1,904,577,337
Ordinary shares, shares issued	64,034,573	12,745,071
Ordinary shares, shares outstanding	64,034,573	12,745,071
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	45,422,663	45,422,663
Ordinary shares, shares issued	45,422,663	44,046,729
Ordinary shares, shares outstanding	45,422,663	44,046,729
Parent Company [Member] | Series Seed 1 Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	0	7,281,000
Temporary equity, shares issued	0	7,281,000
Temporary equity, shares outstanding	0	7,281,000
Parent Company [Member] | Series Seed 2 Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	0	7,281,000
Temporary equity, shares issued	0	7,281,000
Temporary equity, shares outstanding	0	7,281,000
Parent Company [Member] | Series Seed 3 Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	0	1,456,200
Temporary equity, shares issued	0	1,456,200
Temporary equity, shares outstanding	0	1,456,200
Parent Company [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	0	8,119,032
Temporary equity, shares issued	0	8,119,032
Temporary equity, shares outstanding	0	8,119,032
Parent Company [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	0	12,152,247
Temporary equity, shares issued	0	11,172,291
Temporary equity, shares outstanding	0	11,172,291
Parent Company [Member] | Series C Redeemable Convertible Preferred stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	0	22,552,207
Temporary equity, shares issued	0	2,559,181
Temporary equity, shares outstanding	0	2,559,181
Parent Company [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,904,577,337	1,904,577,337
Ordinary shares, shares issued	64,034,573	12,745,071
Ordinary shares, shares outstanding	64,034,573	12,745,071
Parent Company [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	45,422,663	45,422,663
Ordinary shares, shares issued	45,422,663	44,046,729
Ordinary shares, shares outstanding	45,422,663	44,046,729